Employee benefit (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of information about defined benefit plans [abstract]
Disclosure of defined benefit plans
Defined benefit obligation

(in thousands of euro)	June 30, 2024	December 31, 2023

Allowance for retirement defined benefit	2,118	2,064
Allowance for seniority awards	352	377
Defined benefit obligations	2,470	2,441

Disclosure of net defined benefit liability (asset)
Amounts recognized in the statement of financial position are determined as follows (in thousand euros):

As of January 1, 2023	2,550

Service cost	312
Payments (benefits and contributions paid by the employer)	(27)
Actuarial (gain) / loss	(394)

As of December 31, 2023	2,441

Service cost	166
Payments (benefits and contributions paid by the employer)	(22)
Actuarial (gain) / loss	(116)

As of June 30, 2024	2,470